Subsequent Events - Share Capital Allotted (Details) - Subsequent Event	Sep. 30, 2020 shares
Subsequent Event [Line Items]
Share capital allotted	304,011,678
Ordinary Shares
Subsequent Event [Line Items]
Share capital allotted	35,872,749
Deferred Shares
Subsequent Event [Line Items]
Share capital allotted	144,500,094
DEFERRED B SHARES £0.001 PAR VALUE
Subsequent Event [Line Items]
Share capital allotted	123,638,835